Bank overdrafts, bonds and bank loans (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of bank overdraft bonds and bank loans [abstract]
Bank Overdrafts, Bonds and Bank Loans Amounts Falling Due Within One Year	Amounts falling due within one year:

	2023	2022
	£m	£m
Bank overdrafts	358.2	505.7
Bonds	588.1	663.3
	946.3	1,169.0

Corporate Bonds and Bank Loans Amounts Falling Due After More Than One Year	Amounts falling due after more than one year:

	2023	2022
	£m	£m
Bonds	3,775.0	3,801.8

Maturity Analysis for Non-derivative Financial Liabilities
The bonds and bank overdrafts included within liabilities fall due for repayment as follows:

	2023	2022
	£m	£m
Within one year	946.3	1,169.0
Between one and two years	432.9	618.0
Between two and three years	647.2	441.5
Between three and four years	648.0	658.8
Between four and five years	647.5	661.1
Over five years	1,399.4	1,422.4
	4,721.3	4,970.8